Long-Term Investments, Net (Tables)	12 Months Ended
Mar. 31, 2026
Long-Term Investments, Net [Abstract]
Schedule of Long-Term Investments, Net

Long-term investments, net consist of investments in non-marketable securities as the following:

	Ownership	As of March 31,
	interest	2026		2025
	%	$’000		$’000
Non-marketable equity securities:
Investment A	2.47%	-		-
Investment B	8.13%	368		368
Investment C	4.90%	-	*	-	*
Investment D	19.00%	126		-
Net carrying value		494		368

*	Less than $1,000

Schedule of Movement of Investments

The following table presents the movement of investments as of March 31, 2026 and 2025:

	As of March 31,
	2026	2025
	$’000	$’000
Beginning balance	368	-
Additions	126	658
Impairment loss of long-term investment, net – Investment A	-	(290)
Ending balance	494	368